Property and equipment, net (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Sub total	$ 558,664	¥ 3,926,732	¥ 3,792,853
Less: accumulated depreciation	(488,728)	(3,435,165)	(3,209,052)
Total	69,936	491,567	583,801
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	145,714	1,024,191	1,005,558
Mechanical Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	150,691	1,059,178	1,059,178
Electronic And Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	246,014	1,729,181	1,684,135
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Sub total	$ 16,245	¥ 114,182	¥ 43,982